Related party transactions - Transactions with the significant shareholder, officer and director - Benjamin Klein (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Related party transactions
Corporate, general and administrative expense	$ 6,291,658	$ 5,986,061	$ 21,470,073	$ 21,405,122
Benjamin Klein
Related party transactions
Corporate, general and administrative expense	0	$ 76,921	0	$ 229,178
Accounts payables and accrued liabilities	$ 0		$ 0		$ 0